UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Steelhead Partners LLC
Address: P.O. Box 21749

         Seattle, WA  98111

13F File Number:  28-06101

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Michael Johnston
Title:     Managing Member
Phone:     206-689-2450

Signature, Place, and Date of Signing:

     /s/ J. Michael Johnston     Seattle, WA     August 01, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     28

Form13F Information Table Value Total:     $116,162 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP                   COMMON STOCK        885535104     4388   923800 SH       SOLE                   923800        0        0
ADC TELECOMMUNICATIONS      COMMON STOCK        000886101     1403   212500 SH       SOLE                   212500        0        0
APPLE COMPUTER INC          COMMON STOCK        037833100      233    10000 SH       SOLE                    10000        0        0
AUSPEX SYSTEMS INC          COMMON STOCK        052116100     3781   529600 SH       SOLE                   529600        0        0
BREEZECOM LTD               COMMON STOCK        M20385106     1184   268500 SH       SOLE                   268500        0        0
CABLETRON SYSTEMS INC       COMMON STOCK        126920107     6855   300000 SH       SOLE                   300000        0        0
COHERENT INC                COMMON STOCK        192479103     1809    50000 SH       SOLE                    50000        0        0
COMMERCE ONE INC DEL        COMMON STOCK        200693109      515    88200 SH       SOLE                    88200        0        0
COMPAQ COMPUTER CORP        COMMON STOCK        204493100     5209   340000 SH       SOLE                   340000        0        0
CORVIS CORP                 COMMON STOCK        221009103      659   150000 SH       SOLE                   150000        0        0
HONEYWELL INTL INC          COMMON STOCK        438516106     6648   190000 SH       SOLE                   190000        0        0
INTERPHASE CORP             COMMON STOCK        460593106       62    12000 SH       SOLE                    12000        0        0
ISPAT INTERNATIONAL NV-CL A COMMON STOCK        464899103    11915  3525200 SH       SOLE                  3525200        0        0
JNI CORP                    COMMON STOCK        46622G105      336    24000 SH       SOLE                    24000        0        0
METALS USA INC              COMMON STOCK        591324108      126    60000 SH       SOLE                    60000        0        0
MOTOROLA INC                COMMON STOCK        620076109      994    60000 SH       SOLE                    60000        0        0
OCEAN ENERGY INC TEX        COMMON STOCK        67481E106    14182   812700 SH       SOLE                   812700        0        0
OMI CORP NEW                COMMON STOCK        Y6476W104     6435  1147130 SH       SOLE                  1147130        0        0
ORAPHARMA INC               COMMON STOCK        68554E106      569   100000 SH       SOLE                   100000        0        0
PINNACLE SYSTEMS INC        COMMON STOCK        723481107     1971   325800 SH       SOLE                   325800        0        0
PRIDE INTERNATIONAL INC     COMMON STOCK        741932107    15665   824470 SH       SOLE                   824470        0        0
RAYTHEON CO                 COMMON STOCK        755111507     6903   260000 SH       SOLE                   260000        0        0
REDBACK NETWORK INC         COMMON STOCK        757209101      642    72000 SH       SOLE                    72000        0        0
SEMITOOL INC                COMMON STOCK        816909105     3358   281500 SH       SOLE                   281500        0        0
STELMAR SHIPPING LTD        COMMON STOCK        V8726M103     2838   163100 SH       SOLE                   163100        0        0
TRIQUINT SEMICONDUCTOR      COMMON STOCK        89674K103     1125    50000 SH       SOLE                    50000        0        0
TRITON ENERGY CORP          COMMON STOCK        G90751101    11987   366000 SH       SOLE                   366000        0        0
VISHAY INTERTECHNOLOGY      COMMON STOCK        928298108     4370   190000 SH       SOLE                   190000        0        0